Related Party Transactions (Details) - Schedule of Remuneration of Directors and Key Management Personnel - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Remuneration of Directors and Key Management Personnel [Abstract]
Salaries and benefits	$ 627,988	$ 468,050